united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

 (Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/23

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

North Star Small Cap Value Fund
Investor Class Shares (Symbol: WSCVX) Institutional Class Shares (Symbol: WFICX)

Semi-Annual Report
May 31, 2023

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC
Member FINRA

www.nsinvest.com

The North Star Mutual Fund Family consists of five funds; The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Small Cap Fund, and the North Star Bond Fund. The first four funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow, while the fourth invests in fixed income securities to generate monthly income:

☐	The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility. As of 5-31-2023,65.2% of the portfolio was in large and mid-cap stocks, 15.0% in small and micro-cap stocks, 17.2% in fixed income securities, and 2.6% in cash and equivalents.

☐	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $1 billion capitalizations. The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects.

☐	The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 2.5 billion market capitalization which offer attractive dividend yields.

☐	The North Star Small Cap Value Fund primarily invests in common stocks of small capitalization U.S. companies that the Adviser believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2 billion or less at the time of purchase. The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects.

☐	The North Star Bond Fund will generally focus on bonds issued by companies with market capitalizations of less than $2.5 billion.

In last year’s annual letter, it was our outlook for very modest GDP and corporate profit growth rates in the early months of 2023, with the economy gaining more solid footing as the year progresses. We also suggested that the yield curve would return to a positive slope through the combination of rising long-term rates and moderating short-term rates. The economic forecast thus far has been accurate as GDP increased at an annual rate of 1.3 percent in the first quarter of 2023, slowing from a 2.6 percent increase in the fourth quarter of 2022, with a current estimate of 1.9% growth in the second quarter. Corporate profits have fared even worse than we anticipated, decreasing at a 5.1 percent rate in the first quarter after decreasing 2.0 percent in the fourth quarter. The consensus calls for another decline of approximately 5% in the second quarter. Against that backdrop, the equity markets returns were mixed, with a rally in a handful of popular very large, primarily tech sector, companies driving all the gains, while the broader market floundered:

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

www.nsinvest.com

The yield curve remained inverted, continuing to signal an impending recession, as the rates on both the 10-Year and 2-Year Treasuries remained in a tight band. Those recessionary concerns impacted the performance of some of the consumer stocks that we identified as trading at terrific bargains prices, and which are the types of companies that we focus on in the North Star Family of Funds. We highlighted that the business quality characteristics (operating margins, return on equity, and revenue growth history) of the companies in our Funds remained solid, while their valuation measures (enterprise value/EBITDA, price/book, dividend yields) had become significantly more attractive following the share price declines in the first nine months of 2022. Those discount valuations were particularly apparent in the consumer discretionary sector, which is an area of concentration for our funds. The rebound in consumer confidence, which would benefit those shares disproportionally, unfortunately did not materialize under the cloud of an impending recession, nevertheless the consumer discretionary sector still did comfortably outperform the general market:

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

www.nsinvest.com

The other headwind that our Funds faced was the fallout for our holdings in regional banks triggered by the failure at Silicon Valley Bank in March. The small cap universe is overweighted in the financial sector, which sector experienced declines in excess of 30% in the weeks that followed SVB’s collapse. Within our Fund Family, the Small Cap Value Fund and Dividend Fund have the highest concentration in financials, while the Micro Cap Fund was largely immune from the storm in that sector. Here are the results for the 6-month period ending May 31, 2023:

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

www.nsinvest.com

Fund	Total Return for the 6 Month Period	NAV 05/31/2023	Distributions During Period	NAV 11/30/2022	Total Assets (in 000’s)
North Star Opportunity Fund A	-3.61%	$14.92	$0.5955	$16.09	$14,324
North Star Opportunity Fund I	-3.49%	$14.83	$0.6663	$16.05	$110,524
North Star Micro Cap Fund I	0.01%	$31.73	$0.0809	$31.81	$93,268
North Star Dividend Fund I	-8.79%	$19.23	$1.0904	$22.33	$79,052
North Star Small Cap Value Fund - Institutional	-9.26%	$13.74	$0.0000*	$15.56 **	$4,384
North Star Small Cap Value Fund - Investor	-9.32%	$13.80	$0.0000*	$15.64 **	$34,322
North Star Bond Fund I	1.07%	$8.66	$0.1531	$8.73	$26,809

*	For the period February 1, 2023 to May 31, 2023.

**	As of January 31, 2023.

The North Star Funds do not use any derivatives, therefore our performance is unaffected by any disruption in those markets.

Our outlook for the rest of 2023 is for a rebound in GDP and corporate profit growth rates, particularly in the fourth quarter. We believe that corporate profits will benefit from lower costs, and that growth in the economy will resume once the impact of the Fed’s extraordinary tightening has been fully absorbed. We hope that further rate increases that are currently suggested by the Fed’s dot plot do not materialize, and that Chairman Powell realizes that he can’t undo his policy errors in early 2021 with offsetting continued policy errors in 2023.

We thank you for your investment in the North Star Funds.

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. 1751-NLD-06232023

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

www.nsinvest.com

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Civic Opera Building | 20 N. Wacker Drive | Suite 1416 | Chicago, IL 60606 | Phone: 312.580.0900 | Fax: 312.580.0901
332 Skokie Valley Road | Suite 221 | Highland Park, IL 60035 | Phone: 847.831.8831 | Fax: 847.831.3205

Guiding Investors • Navigating Markets • Decades of Experience

Securities offered through NewEdge Securities, Inc. member FINRA/SIPC. Financial advice is offered through North Star Investment Management Corp. (North Star)
an SEC Registered Investment Adviser. North Star is not a subsidiary or control affiliate of NewEdge Securities, Inc.

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance* figures for the periods ended May 31, 2023, compared to its benchmark:

					Since	Since
			Five Year	Ten Year	Inception**	Inception***
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	(3.61)%	(9.62)%	5.01%	5.91%	7.60%	N/A
North Star Opportunity Fund – Class A with load	(9.15)%	(14.82)%	3.77%	5.29%	7.05%	N/A
North Star Opportunity Fund – Class I (a)	(3.49)%	(9.40)%	5.28%	6.07%	N/A	5.42%
S&P Target Risk Aggressive Index Total Return (b)	2.47%	0.63%	5.75%	7.25%	8.77%	6.06%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2023, are 1.61% and 1.36% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006 (Predecessor Fund).

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The S&P Target Risk Aggressive Index Total Return is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency. Investors cannot invest directly in an index or benchmark.

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2023

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Asset Management	11.7%
Biotech & Pharma	10.4%
Semiconductors	8.5%
Banking	5.0%
Leisure Facilities & Services	4.8%
Healthcare Facilities & Services	4.7%
Technology Hardware	4.5%
E-Commerce Discretionary	4.3%
Oil & Gas Producers	3.5%
Entertainment Content	3.1%
Other Industries	30.2%
Short-Term Investment and Other Assets Net of Liabilities	9.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance* figures for the periods ended May 31, 2023, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	0.01%	(7.20)%	3.83%	6.65%	9.33%
Morningstar US Small Value TR Index (b)	(13.11)%	(12.73)%	2.91%	6.47%	8.40%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2023, is 1.42% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997 (Predecessor Fund).

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value TR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. Investors cannot invest directly in an index or benchmark.

The Morningstar US Small Value TR Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The Morningstar US Small Value TR Index or any member of the public regarding the advisability of investing in funds categorized as Small Value generally or in The Morningstar US Small Value TR Index in particular or the ability of the North Star Micro Cap Fund to track general Small Value market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NORTH STAR MICRO CAP FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2023

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Commercial Support Services	12.0%
Retail - Discretionary	9.4%
Apparel & Textile Products	6.7%
E-Commerce Discretionary	6.5%
Machinery	5.8%
Leisure Products	5.5%
Construction Materials	5.2%
Electrical Equipment	5.2%
Home Construction	4.7%
Leisure Facilities & Services	3.0%
Other Industries	28.9%
Short-Term Investments and Other Assets Net of Liabilities	7.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance* figures for the periods ended May 31, 2023, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	(8.79)%	(7.51)%	1.40%	6.09%	8.49%
Morningstar US Small Value TR Index (b)	(13.11)%	(12.73)%	2.91%	6.47%	9.21%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2023, is 1.46% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value TR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. Investors cannot invest directly in an index or benchmark.

The Morningstar US Small Value TR Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The Morningstar US Small Value TR Index or any member of the public regarding the advisability of investing in funds categorized as Small Value generally or in The Morningstar US Small Value TR Index in particular or the ability of the North Star Dividend Fund to track general Small Value market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NORTH STAR DIVIDEND FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2023

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Banking	9.4%
Asset Management	7.7%
Commercial Support Services	7.6%
Gas & Water Utilities	6.0%
Apparel & Textile Products	5.5%
Electric Utilities	5.5%
Chemicals	4.5%
Electrical Equipment	4.5%
Oil & Gas Producers	4.0%
Home & Office Products	3.5%
Other Industries	27.5%
Short-Term Investments and Other Assets Net of Liabilities	14.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance* figures for the periods ended May 31, 2023, compared to its benchmark:

				Since
			Five Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)
North Star Bond Fund – Class I	1.07%	(0.97)%	0.76%	1.43%
Bloomberg U.S. High Yield Ba/B Index (a)	2.70%	0.12%	3.49%	4.12%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2023, is 1.63% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figures are not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014.

(a)	The Bloomberg U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Automotive	10.2%
Asset Management	10.0%
Transportation Equipment	9.4%
Oil & Gas Producers	7.5%
Leisure Facilities & Services	6.4%
Insurance	5.2%
Health Care Facilities & Services	4.9%
Home & Office Products	4.8%
Food	4.7%
Entertainment Content	4.4%
Other Industries	12.4%
Short-Term Investments and Other Assets Net of Liabilities	20.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance* figures for the periods ended May 31, 2023, compared to its benchmark:

					Since	Since
			Five Year	Ten Year	Inception**	Inception***
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Small Cap Value Fund – Investor Class	(9.32)%	(3.48)%	2.59%	5.81%	9.57%	N/A
North Star Small Cap Value Fund – Institutional Class	(9.26)%	(3.25)%	N/A	N/A	N/A	8.38%
Morningstar US Small Value TR USD Index (a)	(13.11)%	(12.73)%	2.91%	6.47%	7.56%	7.77%
Russell 2000 Value Index (b)	(11.27)%	(11.50)%	2.09%	6.43%	6.44%	6.75%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated May 15, 2023, is 1.46% for Institutional class shares and 1.71% for Investor Class shares. The Adviser has contractually agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.46% and 1.71% of the Small Cap Value Fund’s average net assets for Institutional Class and Investor Class, respectively, through May 31, 2025. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figures are not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2008 (Predecessor Fund).

***	Inception date is December 31, 2018 (Predecessor Fund).

The Fund is the successor to the Walthaussen Small Cap Value Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on May 12, 2023. The performance includes the performance of the Predecessor Fund.

(a)	The Morningstar US Small Value TR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. Investors cannot invest directly in an index or benchmark.

The Morningstar US Small Value TR Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The Morningstar US Small Value TR Index or any member of the public regarding the advisability of investing in funds categorized as Small Value generally or in The Morningstar US Small Value TR Index in particular or the ability of the North Star Small Cap Value Fund to track general Small Value market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NORTH STAR MICRO CAP FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(b)	The Russell 2000 Value Index a broadly diversified index predominantly made up of value stocks of small U.S. companies.

North Star Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2023

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Banking	14.3%
Commercial Support Services	9.8%
Electrical Equipment	8.3%
Engineering & Construction	6.8%
Semiconductors	6.7%
Oil & Gas Services & Equipment	5.9%
Retail - Discretionary	4.4%
Chemicals	3.1%
Oil & Gas Producers	3.1%
Metals & Mining	3.0%
Other Industries	31.9%
Short-Term Investments and Other Assets Net of Liabilities	2.7%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.2%
	ASSET MANAGEMENT - 8.9%
50,000	Blackstone, Inc.	$4,282,000
146,000	Compass Diversified Holdings	2,864,520
51,000	KKR & Company, Inc.	2,625,990
38,000	Sprott, Inc.	1,288,960
		11,061,470
	BANKING - 5.0%
108,000	Bank of America Corporation	3,001,320
24,000	JPMorgan Chase & Company	3,257,040
		6,258,360
	BEVERAGES - 2.7%
39,000	Keurig Dr Pepper, Inc.	1,213,680
12,000	PepsiCo, Inc.	2,188,200
		3,401,880
	BIOTECH & PHARMA - 10.4%
25,000	AbbVie, Inc.	3,449,000
40,000	Bristol-Myers Squibb Company	2,577,600
103,000	Pfizer, Inc.	3,916,060
19,000	Zoetis, Inc.	3,097,190
		13,039,850
	COMMERCIAL SUPPORT SERVICES - 2.2%
310,000	BGSF, Inc.	2,861,300

	E-COMMERCE DISCRETIONARY - 4.3%
22,000	Amazon.com, Inc.(a)	2,652,760
630,000	CarParts.com, Inc.(a)	2,627,100
		5,279,860
	ELECTRICAL EQUIPMENT - 1.2%
1,000,000	Orion Energy Systems, Inc.(a)	1,475,000

	ENTERTAINMENT CONTENT - 3.1%
61,000	Sphere Entertainment Company(a)	1,456,070
160,000	Paramount Global, Class B	2,433,600
		3,889,670

The accompanying notes are an integral part of theses financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	FOOD - 1.7%
14,500	J M Smucker Company (The)	$2,125,555

	HEALTH CARE FACILITIES & SERVICES - 3.5%
42,000	CVS Health Corporation	2,857,260
3,000	UnitedHealth Group, Inc.	1,461,720
		4,318,980
	INTERNET MEDIA & SERVICES - 2.7%
27,000	Alphabet, Inc., Class A(a)	3,317,490

	LEISURE FACILITIES & SERVICES - 3.4%
51,000	Madison Square Garden Entertainment Corporation(a)	1,789,590
110,000	Wendy’s Company (The)	2,421,100
		4,210,690
	LEISURE PRODUCTS - 1.8%
135,000	Topgolf Callaway Brands Corporation(a)	2,304,450

	METALS & MINING - 1.2%
43,000	Freeport-McMoRan, Inc.	1,476,620

	OIL & GAS PRODUCERS - 2.8%
52,000	APA Corporation	1,652,560
115,000	Kinder Morgan, Inc.	1,852,650
		3,505,210
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
140,000	US Silica Holdings, Inc.(a)	1,586,200

	RETAIL - CONSUMER STAPLES - 2.1%
20,000	Target Corporation	2,618,600

	RETAIL - DISCRETIONARY - 2.3%
43,000	Boot Barn Holdings, Inc.(a)	2,907,660

	SEMICONDUCTORS - 8.5%
50,000	Advanced Micro Devices, Inc.(a)	5,910,501

The accompanying notes are an integral part of theses financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	SEMICONDUCTORS - 8.5% (Continued)
5,000	NVIDIA Corporation	$1,891,700
25,000	QUALCOMM, Inc.	2,835,250
		10,637,451
	SPECIALTY REIT - 0.5%
16,000	EPR Properties	667,360

	TECHNOLOGY HARDWARE - 4.5%
32,000	Apple, Inc.	5,672,000

	TECHNOLOGY SERVICES - 2.1%
25,000	Paychex, Inc.	2,623,250

	TRANSPORTATION & LOGISTICS - 1.5%
11,000	United Parcel Service, Inc., Class B	1,837,000

	WHOLESALE - DISCRETIONARY - 2.5%
124,096	Acme United Corporation	3,099,918

	TOTAL COMMON STOCKS (Cost $63,370,478)	100,175,824

	PREFERRED STOCKS — 2.0%
	ASSET MANAGEMENT — 2.0%
45,000	B Riley Financial, Inc., 6.375%	965,700
60,000	Compass Diversified Holdings, 7.875%	1,485,600
	TOTAL PREFERRED STOCKS (Cost $2,488,544)	2,451,300

The accompanying notes are an integral part of theses financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 7.7%
	ASSET MANAGEMENT — 0.8%
1,000,000	Blackstone Secured Lending Fund	3.6500	07/14/23	$995,462

	AUTOMOTIVE — 1.1%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,384,088

	HEALTH CARE FACILITIES & SERVICES — 1.2%
500,000	McKesson Corporation	3.7960	03/15/24	492,904
1,000,000	Owens & Minor, Inc.	4.3750	12/15/24	969,146
				1,462,050
	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,000,000	Lazard Group, LLC	3.7500	02/13/25	960,173

	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy’s International, LLC	7.0000	12/15/25	1,854,744

	OIL & GAS PRODUCERS — 0.7%
869,000	Murphy Oil Corporation	5.7500	08/15/25	858,303

	RETAIL - DISCRETIONARY — 0.5%
600,000	Sally Holdings, LLC / Sally Capital, Inc.	5.6250	12/01/25	593,331

	TRANSPORTATION EQUIPMENT — 1.2%
1,500,000	Trinity Industries, Inc.	4.5500	10/01/24	1,478,093

	TOTAL CORPORATE BONDS (Cost $9,887,629)			9,586,244

	U.S. GOVERNMENT & AGENCIES — 0.8%
	U.S. TREASURY NOTES — 0.8%
1,000,000	United States Treasury Note (Cost $995,406)	0.1250	08/15/23	989,318

Shares
SHORT-TERM INVESTMENTS — 9.3%
MONEY MARKET FUNDS - 2.6%
3,297,747	First American Treasury Obligations Fund, Class X, 5.00% (Cost $3,297,747)(b)	3,297,747

The accompanying notes are an integral part of theses financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 9.3% (Continued)
	U.S. TREASURY BILLS — 6.7%
2,000,000	United States Treasury Bill(c)	4.6600	06/08/23	$1,997,960
1,000,000	United States Treasury Bill(c)	4.8400	06/15/23	998,014
500,000	United States Treasury Bill(c)	5.1800	08/10/23	495,011
1,000,000	United States Treasury Bill(c)	5.1300	08/17/23	989,148
500,000	United States Treasury Bill(c)	5.3400	08/31/23	493,360
2,000,000	United States Treasury Bill(c)	5.1300	09/07/23	1,972,527
1,500,000	United States Treasury Bill(c)	5.0400	02/22/24	1,446,674
	TOTAL U.S. TREASURY BILLS (Cost $8,402,452)			8,392,694

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,700,199)			11,690,441

	TOTAL INVESTMENTS - 100.0% (Cost $88,442,256)			$124,893,127
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%			(44,962)
	NET ASSETS - 100.0%			$124,848,165

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

(c)	Zero coupon bond. Rate disclosed is the current yield as of May 31, 2023.

The accompanying notes are an integral part of theses financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9%
	AEROSPACE & DEFENSE - 0.8%
18,000	Ducommun, Inc.(a)	$737,280

	APPAREL & TEXTILE PRODUCTS - 6.7%
78,000	Delta Apparel, Inc.(a)	755,820
149,000	Lakeland Industries, Inc.	1,631,550
33,500	Movado Group, Inc.	852,575
102,500	Rocky Brands, Inc.	1,958,775
122,600	Superior Group of Companies, Inc.	1,066,620
		6,265,340
	ASSET MANAGEMENT - 1.2%
88,900	Westwood Holdings Group, Inc.	1,115,695

	AUTOMOTIVE - 1.2%
33,731	Miller Industries, Inc.	1,108,401

	BANKING - 2.9%
50,500	Bar Harbor Bankshares	1,193,315
50,000	First Busey Corporation	935,000
55,000	Territorial Bancorp, Inc.	590,700
		2,719,015
	BEVERAGES - 0.1%
278,942	Truett-Hurst, Inc.(a),(b),(c)	97,086

	COMMERCIAL SUPPORT SERVICES - 12.0%
609,000	ARC Document Solutions, Inc.	1,735,650
28,000	Barrett Business Services, Inc.	2,352,000
52,000	Hackett Group, Inc. (The)	1,008,280
28,000	Heritage-Crystal Clean, Inc.(a)	928,480
141,600	SP Plus Corporation(a)	5,155,655
		11,180,065
	CONSTRUCTION MATERIALS - 5.2%
19,000	Apogee Enterprises, Inc.	701,290
23,000	United States Lime & Minerals, Inc.	4,172,660
		4,873,950

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	E-COMMERCE DISCRETIONARY - 6.5%
271,000	1-800-Flowers.com, Inc., Class A(a)	$2,200,520
452,850	CarParts.com, Inc.(a)	1,888,385
83,000	Liquidity Services, Inc.(a)	1,255,790
47,000	PetMed Express, Inc.	697,010
		6,041,705
	ELECTRICAL EQUIPMENT - 5.2%
35,250	Allied Motion Technologies, Inc.	1,196,033
99,000	Napco Security Technologies, Inc.(a)	3,681,810
		4,877,843
	ENGINEERING & CONSTRUCTION - 1.2%
178,000	Great Lakes Dredge & Dock Corporation(a)	1,128,520

	FOOD - 0.7%
9,000	Nathan’s Famous, Inc.	641,520

	HOME & OFFICE PRODUCTS - 2.6%
326,000	ACCO Brands Corporation	1,577,840
88,051	Hamilton Beach Brands Holding Company, Class A	819,755
		2,397,595
	HOME CONSTRUCTION - 4.7%
76,000	Green Brick Partners, Inc.(a)	3,638,120
113,000	Interface, Inc.	783,090
		4,421,210
	HOUSEHOLD PRODUCTS - 1.6%
19,800	Central Garden & Pet Company(a)	718,740
157,000	Crown Crafts, Inc.	808,550
		1,527,290
	INDUSTRIAL INTERMEDIATE PROD - 2.6%
147,400	Eastern Company (The)	2,401,146

	LEISURE FACILITIES & SERVICES - 3.0%
125,600	Century Casinos, Inc.(a)	852,824
176,500	Denny’s Corporation(a)	1,953,855
		2,806,679

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	LEISURE PRODUCTS - 5.5%
232,000	Escalade, Inc.	$2,695,840
43,500	Johnson Outdoors, Inc., Class A	2,469,060
		5,164,900
	MACHINERY - 5.8%
16,100	Alamo Group, Inc.	2,680,006
116,499	QEP Company, Inc.(a),(c)	1,438,763
17,500	Tennant Company	1,279,250
		5,398,019
	MEDICAL EQUIPMENT & DEVICES - 2.6%
650,000	Accuray, Inc.(a)	2,398,500

	OIL & GAS PRODUCERS - 1.4%
162,300	Evolution Petroleum Corporation	1,272,432

	OIL & GAS SERVICES & EQUIPMENT - 1.8%
150,500	US Silica Holdings, Inc.(a)	1,705,165

	RETAIL - DISCRETIONARY - 9.4%
52,000	Boot Barn Holdings, Inc.(a)	3,516,240
162,000	Build-A-Bear Workshop, Inc.	2,945,160
115,000	Duluth Holdings, Inc., Class B(a)	621,000
66,000	Ethan Allen Interiors, Inc.	1,651,980
		8,734,380
	SPECIALTY REIT - 1.2%
75,000	Postal Realty Trust, Inc.	1,101,000

	TECHNOLOGY HARDWARE - 1.4%
83,000	AstroNova, Inc.(a)	1,323,850

	TRANSPORTATION EQUIPMENT - 2.7%
98,434	Blue Bird Corporation(a)	2,496,286

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	WHOLESALE - DISCRETIONARY - 2.9%
109,481	Acme United Corporation	$2,734,835

	TOTAL COMMON STOCKS (Cost $68,662,650)	86,669,707

	SHORT-TERM INVESTMENT — 7.1%
	MONEY MARKET FUND - 7.1%
6,601,029	First American Treasury Obligations Fund, Class X, 5.00% (Cost $6,601,029)(d)	6,601,029

	TOTAL INVESTMENTS - 100.0% (Cost $75,263,679)	$93,270,736
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(2,452)
	NET ASSETS - 100.0%	$93,268,284

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of the securities at May 31, 2023 was $1,535,849 representing 1.6% of net assets.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.7%
	APPAREL & TEXTILE PRODUCTS - 5.5%
29,500	Movado Group, Inc.	$750,775
65,200	Rocky Brands, Inc.	1,245,972
79,000	Superior Group of Companies, Inc.	687,300
59,000	Weyco Group, Inc.	1,601,260
		4,285,307
	ASSET MANAGEMENT - 7.7%
111,000	Compass Diversified Holdings	2,177,820
64,000	Sprott, Inc.	2,170,880
137,500	Westwood Holdings Group, Inc.	1,725,625
		6,074,325
	BANKING - 9.4%
31,400	Bank of Hawaii Corporation	1,229,310
76,500	Bar Harbor Bankshares	1,807,695
73,000	First Hawaiian, Inc.	1,203,770
60,000	OceanFirst Financial Corporation	852,000
47,200	Old National Bancorp	586,224
26,500	Wintrust Financial Corporation	1,684,605
		7,363,604
	CHEMICALS - 4.5%
92,500	Oil-Dri Corp of America	3,512,225

	COMMERCIAL SUPPORT SERVICES - 7.6%
23,200	ABM Industries, Inc.	1,024,512
280,000	ARC Document Solutions, Inc.	798,000
212,800	BGSF, Inc.	1,964,144
42,000	Ennis, Inc.	813,540
93,000	Resources Connection, Inc.	1,421,040
		6,021,236
	CONSTRUCTION MATERIALS - 0.8%
18,100	Apogee Enterprises, Inc.	668,071

	CONTAINERS & PACKAGING - 1.1%
46,000	Myers Industries, Inc.	860,200

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.7% (Continued)
	ELECTRIC UTILITIES - 5.5%
31,500	NorthWestern Corporation	$1,782,585
20,500	Otter Tail Corporation	1,521,305
20,000	Unitil Corporation	1,053,800
		4,357,690
	ELECTRICAL EQUIPMENT - 4.5%
304,000	LSI Industries, Inc.	3,535,520

	GAS & WATER UTILITIES - 6.0%
152,000	Global Water Resources, Inc.	1,775,360
34,000	Northwest Natural Holding Company	1,451,800
74,000	RGC Resources, Inc.	1,531,800
		4,758,960
	HEALTH CARE FACILITIES & SERVICES - 1.0%
31,400	Patterson Companies, Inc.	822,366

	HOME & OFFICE PRODUCTS - 3.5%
321,000	ACCO Brands Corporation	1,553,640
64,000	Flexsteel Industries, Inc.	1,171,200
		2,724,840
	HOUSEHOLD PRODUCTS - 1.1%
169,000	Crown Crafts, Inc.	870,350

	INSURANCE - 1.7%
46,000	Horace Mann Educators Corporation	1,382,300

	LEISURE FACILITIES & SERVICES - 1.0%
8,200	Cracker Barrel Old Country Store, Inc.	803,764

	LEISURE PRODUCTS - 2.6%
179,000	Escalade, Inc.	2,079,980

	MACHINERY - 2.6%
72,000	Douglas Dynamics, Inc.	2,034,720

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.7% (Continued)
	OIL & GAS PRODUCERS - 4.0%
401,000	Evolution Petroleum Corporation	$3,143,840

	PUBLISHING & BROADCASTING - 0.2%
50,000	DallasNews Corporation	192,500

	REAL ESTATE OWNERS & DEVELOPERS - 2.8%
25,000	McGrath RentCorporation	2,220,250

	RETAIL - CONSUMER STAPLES - 1.0%
38,000	Village Super Market, Inc., Class A	788,690

	RETAIL - DISCRETIONARY - 3.0%
96,300	Ethan Allen Interiors, Inc.	2,410,389

	SOFTWARE - 2.1%
129,000	American Software, Inc., Class A	1,642,170

	SPECIALTY FINANCE - 2.1%
14,000	GATX Corporation	1,664,740

	SPECIALTY REIT - 2.1%
115,000	Postal Realty Trust, Inc.	1,688,200

	TECHNOLOGY SERVICES - 2.3%
31,200	John Wiley & Sons, Inc., Class A	1,123,200
15,900	Value Line, Inc.	729,810
		1,853,010

	TOTAL COMMON STOCKS (Cost $59,737,524)	67,759,247

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.2%
	MONEY MARKET FUNDS - 14.2%
11,203,350	First American Treasury Obligations Fund, Class X, 5.00% (Cost $11,203,350)(a)	$11,203,350

	TOTAL INVESTMENTS - 99.9% (Cost $70,940,874)	$78,962,597
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	89,865
	NET ASSETS - 100.0%	$79,052,462

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	PREFERRED STOCKS — 9.2%
	ASSET MANAGEMENT — 3.8%
23,000	B Riley Financial, Inc., 6.375%	$493,580
20,000	Compass Diversified Holdings, 7.875%	495,200
		988,780
	BANKING — 3.0%
21,000	Bank of America Corporation, 4.00%	420,000
20,000	JPMorgan Chase & Company, 4.20%	394,600
		814,600
	ENTERTAINMENT CONTENT — 1.7%
20,000	Paramount Global, 5.75%	467,600

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
250,000	Mellon Capital IV - Series 1, 4.00%	191,997

	TOTAL PREFERRED STOCKS (Cost $3,376,246)	2,462,977

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 6.8%
	LEISURE PRODUCTS — 2.8%
700,000	Winnebago Industries, Inc.	1.5000	04/01/25	759,850

	TRANSPORTATION EQUIPMENT — 4.0%
1,106,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	1,075,585

	TOTAL CONVERTIBLE BONDS (Cost $1,769,450)			1,835,435

	CORPORATE BONDS — 63.9%
	APPAREL & TEXTILE PRODUCTS — 3.2%
925,000	Under Armour, Inc.	3.2500	06/15/26	846,143

	ASSET MANAGEMENT — 6.2%
300,000	Blackstone Secured Lending Fund	3.6500	07/14/23	298,638

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.9% (Continued)
	ASSET MANAGEMENT — 6.2% (Continued)
1,000,000	Golub Capital BDC, Inc.	3.3750	04/15/24	$969,021
500,000	Hercules Capital, Inc.	2.6250	09/16/26	420,556
				1,688,215
	AUTOMOTIVE — 10.2%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,384,087
1,310,000	Goodyear Tire & Rubber Company (The)	9.5000	05/31/25	1,340,483
				2,724,570
	ENTERTAINMENT CONTENT — 2.7%
825,000	AMC Networks, Inc.	4.7500	08/01/25	730,213

	FOOD — 4.7%
1,300,000	J M Smucker Company (The)	3.5000	03/15/25	1,263,770

	HEALTH CARE FACILITIES & SERVICES — 4.9%
1,355,000	Owens & Minor, Inc.	4.3750	12/15/24	1,313,193

	HOME & OFFICE PRODUCTS — 4.8%
1,360,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,293,677

	INSURANCE — 5.2%
1,400,000	Old Republic International Corporation	4.8750	10/01/24	1,381,951

	LEISURE FACILITIES & SERVICES — 6.4%
400,000	Las Vegas Sands Corporation	3.2000	08/08/24	386,037
1,321,000	Wendy’s International, LLC	7.0000	12/15/25	1,324,388
				1,710,425
	OIL & GAS PRODUCERS — 7.5%
1,300,000	Murphy Oil Corporation	5.7500	08/15/25	1,283,997
750,000	Occidental Petroleum Corporation	2.9000	08/15/24	721,545
				2,005,542
	REAL ESTATE INVESTMENT TRUSTS — 2.7%
750,000	Ventas Realty, L.P.	3.7500	05/01/24	733,526

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.9% (Continued)
	TRANSPORTATION EQUIPMENT — 5.4%
1,475,000	Trinity Industries, Inc.	4.5500	10/01/24	$1,453,459

	TOTAL CORPORATE BONDS (Cost $17,755,533)			17,144,684

Shares
	SHORT-TERM INVESTMENTS — 22.8%
	MONEY MARKET FUNDS - 6.0%
1,600,909	First American Treasury Obligations Fund, Class X, 5.00% (Cost $1,600,909)(a)			1,600,909

	U.S. TREASURY BILLS — 16.8%
600,000	United States Treasury Bill(b)	4.6600	06/08/23	599,388
500,000	United States Treasury Bill(b)	5.1300	08/17/23	494,574
1,000,000	United States Treasury Bill(b)	5.1800	09/14/23	985,187
300,000	United States Treasury Bill(b)	5.2000	09/21/23	295,244
1,000,000	United States Treasury Bill(b)	5.0400	02/22/24	964,450
1,200,000	United States Treasury Bill(b)	5.3700	11/24/23	1,169,562
	TOTAL U.S. TREASURY BILLS (Cost $4,511,041)			4,508,405

	TOTAL SHORT-TERM INVESTMENTS ($6,111,950)			6,109,314

	TOTAL INVESTMENTS - 102.7% (Cost $29,013,179)			$27,552,410
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%			(743,060)
	NET ASSETS - 100.0%			$26,809,350

LLC	- Limited Liability Company

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2023.

(b)	Zero coupon bond. Rate disclosed is the current yield as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3%
	ASSET MANAGEMENT - 0.9%
10,000	Sprott, Inc.	$339,200

	AUTOMOTIVE - 2.5%
22,884	Methode Electronics, Inc.	985,156

	BANKING - 14.3%
9,428	Business First Bancshares, Inc.	137,366
6,128	City Holding Company	528,172
21,270	First Bancorp	640,228
18,776	First Financial Corporation	609,093
7,715	Lakeland Financial Corporation	387,524
24,097	NBT Bancorp, Inc.	808,455
39,139	OceanFirst Financial Corporation	555,774
8,422	QCR Holdings, Inc.	323,573
25,852	Seacoast Banking Corp of Florida	534,619
19,096	TriCompany Bancshares	621,766
16,335	Washington Trust Bancorp, Inc.	415,889
		5,562,459
	CHEMICALS - 3.1%
11,867	Materion Corporation	1,190,734

	COMMERCIAL SUPPORT SERVICES - 9.8%
17,163	ABM Industries, Inc.	757,918
46,861	Hackett Group, Inc. (The)	908,635
40,708	Heritage-Crystal Clean, Inc.(a)	1,349,877
18,225	V2X, Inc.(a)	751,781
		3,768,211
	CONTAINERS & PACKAGING - 1.6%
24,825	TriMas Corporation	628,321

	ELECTRICAL EQUIPMENT - 8.3%
25,098	Allied Motion Technologies, Inc.	851,575

The accompanying notes are an integral part of these financial statements.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	ELECTRICAL EQUIPMENT - 8.3% (Continued)
16,441	Kimball Electronics, Inc.(a)	$407,737
62,364	LSI Industries, Inc.	725,293
10,152	OSI Systems, Inc.(a)	1,208,190
		3,192,795
	ENGINEERING & CONSTRUCTION - 6.8%
7,904	Comfort Systems USA, Inc.	1,169,634
84,253	Great Lakes Dredge & Dock Corporation(a)	534,164
19,829	VSE Corporation	932,558
		2,636,356
	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
62,083	Mercer International, Inc.	537,639

	HEALTH CARE FACILITIES & SERVICES - 1.8%
7,661	Addus HomeCare Corporation(a)	690,639

	HOME CONSTRUCTION - 2.4%
15,980	Skyline Champion Corporation(a)	928,917

	INDUSTRIAL INTERMEDIATE PROD - 1.7%
18,574	AZZ, Inc.	648,418

	INDUSTRIAL SUPPORT SERVICES - 2.5%
38,892	Titan Machinery, Inc.(a)	982,023

	LEISURE FACILITIES & SERVICES - 2.6%
88,668	Bowlero Corporation(a)	1,016,135

	LEISURE PRODUCTS - 0.9%
6,000	Johnson Outdoors, Inc., Class A	340,560

	MACHINERY - 2.6%
6,063	Alamo Group, Inc.	1,009,247

The accompanying notes are an integral part of these financial statements.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0%
9,390	Haemonetics Corporation(a)	$794,394

	METALS & MINING - 3.0%
7,191	Encore Wire Corporation	1,176,951

	OIL & GAS PRODUCERS - 3.1%
12,366	Gulfport Energy Corporation(a)	1,199,749

	OIL & GAS SERVICES & EQUIPMENT - 5.9%
130,904	Helix Energy Solutions Group, Inc.(a)	822,077
90,607	ProPetro Holding Corporation(a)	604,349
37,484	Thermon Group Holdings, Inc.(a)	859,883
		2,286,309
	RESIDENTIAL REIT - 2.0%
49,561	UMH Properties, Inc.	753,823

	RETAIL - DISCRETIONARY - 4.4%
20,755	Monro, Inc.	858,635
21,817	Shoe Carnival, Inc.	426,959
6,359	Signet Jewelers Ltd.	403,733
		1,689,327
	SEMICONDUCTORS - 6.7%
7,392	Axcelis Technologies, Inc.(a)	1,164,609
22,762	Cohu, Inc.(a)	872,695
10,274	Kulicke & Soffa Industries, Inc.	543,289
		2,580,593
	SPECIALTY REIT - 0.9%
25,000	Postal Realty Trust, Inc.	367,000

	STEEL - 2.0%
17,980	Commercial Metals Company	768,645

The accompanying notes are an integral part of these financial statements.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TECHNOLOGY HARDWARE - 2.3%
25,718	Vishay Precision Group, Inc.(a)	$898,073

	TRANSPORTATION EQUIPMENT - 1.8%
30,080	Shyft Group, Inc. (The)	707,181

	TOTAL COMMON STOCKS (Cost $28,272,651)	37,678,855

	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
1,147,807	First American Treasury Obligations Fund, Class X, 5.00% (Cost $1,147,807)(b)	1,147,807

	TOTAL INVESTMENTS - 100.3% (Cost $29,420,458)	$38,826,662
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(121,162)
	NET ASSETS - 100.0%	$38,705,500

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2023

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond	North Star Small
Assets:	Fund	Fund	Fund	Fund	Cap Value Fund
Investments in Unaffiliated Securities at Cost	$88,442,256	$74,469,074	$70,940,874	$29,013,179	$29,420,458
Investments in Non-controlled Affiliated Securities at Cost	—	794,605	—	—	—
Total Securities at Cost	88,442,256	75,263,679	70,940,874	29,013,179	29,420,458
Investments in Unaffiliated Securities at Value	$124,893,127	$93,173,650	$78,962,597	$27,552,410	$38,826,662
Investments in Non-controlled Affiliated Securities at Value	—	97,086	—	—	—
Total Securities at Value	124,893,127	93,270,736	78,962,597	27,552,410	38,826,662
Dividends and Interest Receivable	329,862	146,020	214,677	238,801	27,135
Receivable for Securities Sold	—	—	—	543,767	—
Receivable for Fund Shares Sold	32,146	10,025	38,785	—	4,254
Prepaid Expenses and Other Assets	23,249	13,152	11,568	11,851	12,700
Total Assets	125,278,384	93,439,933	79,227,627	28,346,829	38,870,751

Liabilities:
Payable for Securities Purchased	159,851	—	—	1,458,551	—
Payable for Fund Shares Redeemed	87,076	43,545	58,150	21,658	9,388
Investment Advisory Fees Payable	103,051	80,783	68,130	19,518	97,163
Distribution (12b-1) Fees Payable	4,012	—	—	—	4,588
Payable to Related Parties	35,587	17,586	16,745	13,644	20,000
Audit and Tax Fees Payable	14,106	13,930	15,194	11,143	9,858
Accrued Expenses and Other Liabilities	26,536	15,805	16,946	12,965	24,254
Total Liabilities	430,219	171,649	175,165	1,537,479	165,251

Net Assets	$124,848,165	$93,268,284	$79,052,462	$26,809,350	$38,705,500

Composition of Net Assets:
At May 31, 2023, Net Assets consisted of:
Paid-in-Capital	$84,589,282	$72,981,051	$70,832,012	$30,752,350	$32,664,971
Accumulated Earnings/(Losses)	40,258,883	20,287,233	8,220,450	(3,943,000)	6,040,529
Net Assets	$124,848,165	$93,268,284	$79,052,462	$26,809,350	$38,705,500

Net Asset Value Per Share:
Class I Shares:
Net Assets	$110,524,544	$93,268,284	$79,052,462	$26,809,350
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	7,451,301	2,939,591	4,111,172	3,094,041
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$14.83	$31.73	$19.23	$8.66

Class A Shares:
Net Assets	$14,323,621
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	959,853
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$14.92
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$15.83

Institutional Class Shares:
Net Assets					$4,383,725
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					319,052
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$13.74

Investor Class Shares:
Net Assets					$34,321,775
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					2,487,659
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$13.80

*	The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2023

					North Star
	North Star	North Star	North Star	North Star	Small Cap Value
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund	Fund *
Investment Income
Dividends from Unaffiliated Investments	$1,266,225	$1,046,648	$1,686,971	$111,629	$155,329
Interest	523,089	151,782	—	548,145	30,003
Total Investment Income	1,789,314	1,198,430	1,686,971	659,774	185,332

Expenses
Investment Advisory Fees	643,412	476,980	423,494	115,620	144,367
Administrative Service Fees	63,293	42,754	41,408	21,954	41,518
Third Party Administrative Servicing Fees	60,042	38,318	44,336	14,821	—
Accounting Service Fees	24,620	15,807	15,593	5,430	11,343
Registration Fees	23,269	13,394	13,548	13,018	25,010
Distribution (12b-1) Fees - Class A	22,101	—	—	—	—
Distribution (12b-1) Fees - Investor Class	—	—	—	—	4,588
Transfer Agent Fees	15,206	10,259	14,490	8,889	10,028
Trustees’ Fees and Expenses	13,987	13,624	13,836	13,850	13,736
Legal Fees	13,091	12,456	12,731	12,361	7,606
Audit and Tax Fees	9,302	9,060	10,312	8,881	9,858
Custodian Fees	6,795	4,142	3,976	2,486	3,770
Printing Expense	5,891	4,392	4,137	2,198	6,567
Chief Compliance Officer Fees	5,706	5,629	5,841	3,671	393
Insurance Expense	3,381	3,306	3,276	2,274	985
Other Expenses	4,154	3,180	5,829	741	1,053
Total Expenses	914,250	653,301	612,807	226,194	280,822
Fees Waived by the Adviser	(33,232)	—	—	—	(110,392)

Net Expenses	881,018	653,301	612,807	226,194	170,430

Net Investment Income	908,296	545,129	1,074,164	433,580	14,902

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
on Unaffiliated Investments	3,312,024	2,266,533	484,999	(527,481)	(5,800,350)
on Affiliated Investments	—	—	—	—	—
on Foreign Currency Transactions	(119)	—	(75)	—	—
Total Net Realized Gain (Loss)	3,311,905	2,266,533	484,924	(527,481)	(5,800,350)
Net Change in Unrealized Appreciation (Depreciation):
on Unaffiliated Investments	(8,912,163)	(2,801,749)	(9,244,731)	375,753	(6,083,794)
on Affiliated Investments	—	(8,912)	—	—	—
on Foreign Currency Translations	(16)	—	(21)	—	—
Total Net Change in Unrealized Appreciation (Depreciation)	(8,912,179)	(2,810,661)	(9,244,752)	375,753	(6,083,794)

Net Realized and Unrealized Loss on Investments	(5,600,274)	(544,128)	(8,759,828)	(151,728)	(11,884,144)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,691,978)	$1,001	$(7,685,664)	$281,852	$(11,869,242)

*	For the period February 1, 2023 to May 31, 2023. The Fund’s fiscal year end changed from January 31 to November 30.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2023	November 30, 2022
	(Unaudited)
Operations
Net Investment Income	$908,296	$1,356,128
Net Realized Gain on Investments	3,311,905	3,784,341
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,912,179)	(36,083,875)
Net Decrease in Net Assets Resulting From Operations	(4,691,978)	(30,943,406)

Distributions to Shareholders:
Distributions Paid
Class I	(4,925,383)	(3,937,509)
Class A	(708,554)	(754,784)
Total Distributions Paid	(5,633,937)	(4,692,293)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (91,686 and 267,472 shares, respectively)	1,408,057	4,683,682
Distributions Reinvested (260,037 and 180,663 shares, respectively)	3,919,690	3,434,898
Cost of Shares Redeemed (274,667 and 418,841 shares, respectively)	(4,151,876)	(7,190,662)
Redemption Fee Proceeds	3,895	129
Total Class I Shares	1,179,766	928,047

Class A Shares:
Proceeds from Shares Sold (2,893 and 26,460 shares, respectively)	44,723	488,899
Distributions Reinvested (46,224 and 39,017 shares, respectively)	700,895	753,013
Cost of Shares Redeemed (299,337 and 415,480 shares, respectively)	(4,566,075)	(6,906,248)
Redemption Fee Proceeds	274	—
Total Class A Shares	(3,820,183)	(5,664,336)

Net Decrease in Net Assets From Shares of Beneficial Interest	(2,640,417)	(4,736,289)

Total Decrease in Net Assets	(12,966,332)	(40,371,988)

Net Assets
Beginning of Period	137,814,497	178,186,485
End of Period	$124,848,165	$137,814,497

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2023	November 30, 2022
	(Unaudited)
Operations
Net Investment Income	$545,129	$561,097
Net Realized Gain (Loss) on Investments	2,266,533	(291,870)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,810,661)	(26,113,316)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,001	(25,844,089)

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(237,830)	(4,109,397)
Total Distributions to Shareholders	(237,830)	(4,109,397)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (56,217 and 162,756 shares, respectively)	1,789,270	5,639,910
Distributions Reinvested (6,281 and 87,913 shares, respectively)	197,108	3,618,517
Cost of Shares Redeemed (67,400 and 329,150 shares, respectively)	(2,145,033)	(11,922,793)
Redemption Fee Proceeds	—	368
Total Class I Shares	(158,655)	(2,663,998)

Total Decrease in Net Assets	(395,484)	(32,617,484)

Net Assets
Beginning of Period	93,663,768	126,281,252
End of Period	$93,268,284	$93,663,768

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2023	November 30, 2022
	(Unaudited)
Operations
Net Investment Income	$1,074,164	$2,052,999
Net Realized Gain on Investments	484,924	2,760,670
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,244,752)	(5,714,629)
Net Decrease in Net Assets Resulting From Operations	(7,685,664)	(900,960)

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(4,838,916)	(3,322,435)
Total Distributions to Shareholders	(4,838,916)	(3,322,435)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (108,663 and 219,310 shares, respectively)	2,296,881	4,869,224
Distributions Reinvested (175,355 and 117,345 shares, respectively)	3,675,737	2,644,983
Cost of Shares Redeemed (81,158 and 184,157 shares, respectively)	(1,675,621)	(4,017,143)
Redemption Fee Proceeds	240	89
Total Class I Shares	4,297,237	3,497,153

Total Decrease in Net Assets	(8,227,343)	(726,242)

Net Assets
Beginning of Period	87,279,805	88,006,047
End of Period	$79,052,462	$87,279,805

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2023	November 30, 2022
	(Unaudited)
Operations
Net Investment Income	$433,580	$715,717
Net Realized Loss on Investments	(527,481)	(24,492)
Net Change in Unrealized Appreciation (Depreciation) on Investments	375,753	(2,463,554)
Net Increase (Decrease) in Net Assets Resulting From Operations	281,852	(1,772,329)

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(477,627)	(716,355)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (85,508 and 186,017 shares, respectively)	749,053	1,657,625
Distributions Reinvested (38,932 and 61,789 shares, respectively)	339,534	556,249
Cost of Shares Redeemed (151,864 and 404,190 shares, respectively)	(1,324,116)	(3,597,237)
Total Class I Shares	(235,529)	(1,383,363)

Total Decrease in Net Assets	(431,304)	(3,872,047)

Net Assets
Beginning of Period	27,240,654	31,112,701
End of Period	$26,809,350	$27,240,654

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Small Cap Value Fund

	For the Period	For the Year		For the Year
	Ended	Ended		Ended
	May 31, 2023 *	January 31, 2023		January 31, 2022
	(Unaudited)
Operations
Net Investment Income	$14,902	$145,368		$152,261
Net Realized Gain (Loss) on Investments	(5,800,350)	9,338,442		57,932,242
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,083,794)	(11,219,799)		(18,301,675)
Net Increase (Decrease) in Net Assets Resulting From Operations	(11,869,242)	(1,735,989)		39,782,828

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	—	(8,643,392)		(34,889,008)

Capital Shares of Beneficial Interest
Institutional Class Shares:
Proceeds from Shares Sold (5,298, 77,629 and 786,617 (d) shares, respectively)(d)	855,877	1,347,209		19,153,536	(b)
Distributions Reinvested (0, 135,878 and 725,109 shares, respectively)	—	1,952,563		13,719,057
Cost of Shares Redeemed (57,099, 1,819,201 (c) and 4,253,373 shares, respectively)(c)	(817,073)	(30,141,680	) (a)	(102,596,647)
Redemption Fee Proceeds	—	—		8,825
Total Institutional Class Shares	38,804	(26,841,908)		(69,715,229)

Investor Class Shares:
Proceeds from Shares Sold (10,279, 38,334 (c) and 374,706 shares, respectively)(c)	5,837,797	641,095	(a)	8,892,366
Distributions Reinvested (0, 455,336 and 1,094,379 shares, respectively)	—	6,575,061		20,716,589
Cost of Shares Redeemed (200,096, 1,326,693 and 1,462,219 (d) shares, respectively)(d)	(2,944,415)	(22,365,104)		(33,422,442	) (b)
Redemption Fee Proceeds	—	—		622
Total Investor Class Shares	2,893,382	(15,148,948)		(3,812,865)

Net Increase (Decrease) in Net Assets From Shares of Beneficial Interest	2,932,186	(41,990,856)		(73,528,094)

Total Decrease in Net Assets	(8,937,056)	(52,370,237)		(68,634,274)

Net Assets
Beginning of Period	47,642,556	100,012,793		168,647,067
End of Period	$38,705,500	$47,642,556		$100,012,793

*	For the period February 1, 2023 to May 31, 2023. The Fund’s fiscal year end changed from January 31 to November 30.

(a)	Includes $2,504 of exchanges from Institutional Class to Investor Class.

(b)	Includes $407,992 of exchanges from Investor Class to Institutional Class.

(c)	Includes the exchange of 149 shares from Institutional Class to 149 shares of Investor Class.

(d)	Includes the exchange of 16,909 shares from Investor Class to 16,867 shares of Institutional Class.

(e)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year		For the Year	For the Year		For the Year
	Ended		Ended	Ended		Ended	Ended		Ended
	May 31, 2023		November 30, 2022	November 30, 2021		November 30, 2020	November 30, 2019		November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.05		$20.00	$16.71		$14.00	$13.52		$13.47
Activity From Investment Operations:
Net investment income (a)	0.11		0.16	0.10		0.13	0.21		0.29
Net gain (loss) from securities (both realized and unrealized)	(0.66)		(3.57)	3.23		2.69	0.99		0.13
Total from operations	(0.55)		(3.41)	3.33		2.82	1.20		0.42

Less Distributions From:
Net investment income	(0.15)		(0.11)	(0.04)		(0.10)	(0.20)		(0.25)
Net realized gains on investments	(0.52)		(0.43)	(0.00	) (b)	—	(0.52)		(0.12)
Return of Capital	—		—	—		(0.01)	—		—
Total Distributions	(0.67)		(0.54)	(0.04)		(0.11)	(0.72)		(0.37)

Redemption Fees	0.00	(b)	0.00 (b)	0.00	(b)	—	0.00	(b)	—
Net Asset Value, End of Period	$14.83		$16.05	$20.00		$16.71	$14.00		$13.52

Total Return (c)	(3.49	)% (f)	(17.48)%	20.00%		20.29%	9.61%		3.13%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$110,525		$118,346	$146,910		$114,330	$93,761		$84,473
Ratio to average net assets:
Expenses, Gross (d)	1.35	% (g)	1.35%	1.27%		1.37%	1.34%		1.42%
Expenses, Net of waiver or recapture	1.30	% (g)	1.30%	1.30%		1.30%	1.34	% (e)	1.42%
Net investment income	1.41	% (g)	0.93%	0.52%		0.90%	1.58%		2.11%
Portfolio turnover rate	11	% (f)	31%	30%		59%	46%		44%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2020 and the year ended November 30, 2022 and the six months ended May 31, 2023, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Effective February 19, 2019, the expense limitation was reduced to 1.30%.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year		For the Year
	Ended		Ended	Ended	Ended	Ended		Ended
	May 31, 2023		November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.09		$20.05	$16.76	$14.05	$13.57		$13.51
Activity From Investment Operations:
Net investment income (a)	0.09		0.11	0.05	0.10	0.17		0.26
Net gain (loss) from securities (both realized and unrealized)	(0.66)		(3.58)	3.26	2.69	1.00		0.13
Total from operations	(0.57)		(3.47)	3.31	2.79	1.17		0.39

Less Distributions From:
Net investment income	(0.08)		(0.06)	(0.02)	(0.07)	(0.17)		(0.21)
Net realized gains on investments	(0.52)		(0.43)	—	—	(0.52)		(0.12)
Return of Capital	—		—	—	(0.01)	—		—
Total Distributions	(0.60)		(0.49)	(0.02)	(0.08)	(0.69)		(0.33)

Redemption Fees	0.00	(b)	—	0.00 (b)	0.00 (b)	0.00	(b)	—
Net Asset Value, End of Period	14.92		16.09	20.05	16.76	14.05		13.57

Total Return (c)	(3.61	)% (f)	(17.70)%	19.73%	19.99%	9.32%		2.92%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,324		$19,469	$31,276	$26,940	$33,143		$16
Ratio to average net assets:
Expenses, Gross (d)	1.60	% (g)	1.60%	1.51%	1.62%	1.55%		1.67%
Expenses, Net of waiver or recapture	1.55	% (g)	1.55%	1.54%	1.55%	1.55	% (e)	1.67%
Net investment income	1.14	% (g)	0.65%	0.26%	0.67%	1.27%		1.86%
Portfolio turnover rate	11	% (f)	31%	30%	59%	46%		44%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2019, November 30, 2020, November 30, 2022 and the six months ended May 31, 2023, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Effective February 19, 2019, the expense limitation was reduced to 1.55%.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year		For the Year		For the Year	For the Year
	Ended		Ended	Ended		Ended		Ended	Ended
	May 31, 2023		November 30, 2022	November 30, 2021		November 30, 2020		November 30, 2019	November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$31.81		$41.77	$35.74		$26.11		$26.86	$29.47
Activity From Investment Operations:
Net investment income (loss) (a)	0.19		0.19	(0.00	) (b)	(0.00	) (b)	0.00 (b)	0.00 (b)
Net gain (loss) from securities (both realized and unrealized)	(0.19)		(8.80)	6.03		9.76		0.97	(1.70)
Total from operations	(0.00)		(8.61)	6.03		9.76		0.97	(1.70)

Less Distributions From:
Net investment income	(0.08)		(0.10)	(0.00	) (b)	(0.08)		(0.04)	—
Net realized gains on investments	—		(1.25)	—		—		(1.62)	(0.91)
Return of Capital	—		—	—		(0.05)		(0.06)	—
Total Distributions	(0.08)		(1.35)	(0.00)		(0.13)		(1.72)	(0.91)

Redemption Fees	—		0.00 (b)	0.00	(b)	0.00	(b)	—	—
Net Asset Value, End of Period	$31.73		$31.81	$41.77		$35.74		$26.11	$26.86

Total Return (c)	0.01	% (e)	(21.34)%	16.88%		37.57%		4.26%	(5.87)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$93,268		$93,664	$126,281		$97,262		$74,391	$77,748
Ratio to average net assets:
Expenses	1.37	% (f)	1.41%	1.29%		1.38%		1.43%	1.39%
Net investment income (loss)	1.14	% (f)	0.55%	(0.01)%		(0.00	)% (d)	0.02%	0.01%
Portfolio turnover rate	9	% (e)	11%	9%		35%		22%	32%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Less than 0.005%.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2023		November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$22.33		$23.43	$20.05	$20.35	$20.09	$21.93
Activity From Investment Operations:
Net investment income (a)	0.26		0.53	0.43	0.37	0.52	0.49
Net gain (loss) from securities (both realized and unrealized)	(2.27)		(0.76)	3.32	(0.35)	1.04	(1.85)
Total from operations	(2.01)		(0.23)	3.75	0.02	1.56	(1.36)

Less Distributions From:
Net investment income	(0.30)		(0.48)	(0.37)	(0.30)	(0.51)	(0.48)
Net realized gains on investments	(0.79)		(0.39)	—	—	(0.78)	—
Return of Capital	—		—	—	(0.02)	(0.01)	—
Total Distributions	(1.09)		(0.87)	(0.37)	(0.32)	(1.30)	(0.48)

Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$19.23		$22.33	$23.43	$20.05	$20.35	$20.09

Total Return (c)	(8.79	)% (d)	(0.96)%	18.70%	0.36%	8.46%	(6.35)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$79,052		$87,280	$88,006	$75,296	$80,245	$79,134
Ratio to average net assets:
Expenses	1.45	% (e)	1.45%	1.36%	1.48%	1.43%	1.42%
Net investment income	2.54	% (e)	2.40%	1.79%	2.08%	2.73%	2.21%
Portfolio turnover rate	12	% (d)	22%	12%	54%	15%	20%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2023		November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$8.73		$9.49	$9.49	$9.69	$9.44	$9.92
Activity From Investment Operations:
Net investment income (a)	0.14		0.22	0.25	0.31	0.34	0.35
Net gain (loss) from securities (both realized and unrealized)	(0.06)		(0.76)	0.02	(0.22)	0.25	(0.48)
Total from operations	0.08		(0.54)	0.27	0.09	0.59	(0.13)

Less Distributions From:
Net investment income	(0.15)		(0.22)	(0.27)	(0.29)	(0.34)	(0.35)
Total Distributions	(0.15)		(0.22)	(0.27)	(0.29)	(0.34)	(0.35)

Redemption Fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$8.66		$8.73	$9.49	$9.49	$9.69	$9.44

Total Return (c)	1.07	% (e)	(5.69)%	2.85%	1.07%	6.29%	(1.34)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$26,809		$27,241	$31,113	$27,837	$25,584	$22,539
Ratio to average net assets:
Expenses, Gross (d)	1.66	% (f)	1.63%	1.59%	1.63%	1.63%	1.68%
Expenses, Net of expense waiver or recapture	1.66	% (f)	1.63%	1.59%	1.63%	1.63%	1.77%
Net investment income	3.19	% (f)	2.48%	2.56%	3.35%	3.55%	3.57%
Portfolio turnover rate	18	% (e)	27%	42%	55%	33%	23%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not recaptured previously waived expenses for the fiscal year ended November 30, 2018, total returns would have been higher.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Investor Class
	For the Period		For the Year	For the Year		For the Year	For the Year	For the Year
	Ended		Ended	Ended		Ended	Ended	Ended
	May 31, 2023 *		January 31, 2023	January 31, 2022		January 31, 2021	January 31, 2020	January 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$15.64		$18.23	$20.49		$18.80	$18.71	$23.87
Activity From Investment Operations:
Net investment income (loss) (a)	0.00	(b)	0.02	0.00	(b)	0.05	0.07	(0.02)
Net gain (loss) from securities (both realized and unrealized)	(1.84)		0.21	5.12		1.83	0.43	(2.74)
Total from operations	(1.84)		0.23	5.12		1.88	0.50	(2.76)

Less Distributions From:
Net investment income	—		(0.05)	—		(0.19)	(0.02)	—
Net realized gains on investments	—		(2.77)	(7.38)		—	(0.39)	(2.40)
Total Distributions	—		(2.82)	(7.38)		(0.19)	(0.41)	(2.40)

Redemption Fees	—		—	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$13.80		$15.64	$18.23		$20.49	$18.80	$18.71

Total Return (c)	(9.32	)% (e)	2.55%	2.85%		1.07%	6.29%	(1.34)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34,322		$41,871	$64,007		$71,784	$177,627	$422,206
Ratio to average net assets:
Expenses, Gross (d)	1.94	% (f)	1.47%	1.38%		1.35%	1.30%	1.27%
Expenses, Net of expense waiver or recapture	1.21	% (f)	1.21%	1.21%		1.21%	1.21%	1.27%
Net investment income (loss)	0.07	% (f)	0.13%	0.00	% (g)	0.30%	0.36%	(0.09)%
Portfolio turnover rate	3	% (e)	28%	71%		66%	57%	46%

*	For the period February 1, 2023 to May 31, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

(g)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Institutional Class
	For the Period		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2023 *		January 31, 2023	January 31, 2022	January 31, 2021	January 31, 2020	January 31, 2019 **
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$18.22	$20.53	$18.83	$18.70	$16.71
Activity From Investment Operations:
Net investment income (a)	0.01		0.06	0.05	0.09	0.11	0.00	(b)
Net gain (loss) from securities (both realized and unrealized)	(1.83)		0.19	5.14	1.84	0.43	1.99
Total from operations	(1.82)		0.25	5.19	1.93	0.54	1.99

Less Distributions From:
Net investment income	—		(2.91)	(7.50)	(0.23)	(0.41)	—
Total Distributions	—		(2.91)	(7.50)	(0.23)	(0.41)	—

Redemption Fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	—
Net Asset Value, End of Period	$13.74		$15.56	$18.22	$20.53	$18.83	$18.70

Total Return (c)	(9.26	)% (e)	2.71%	23.92%	10.33%	2.80%	11.91	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,384		$5,771	$36,005	$96,863	$132,207	$7,741
Ratio to average net assets:
Expenses, Gross (d)	1.95	% (f)	1.45%	1.38%	1.35%	1.30%	1.37	% (f)
Expenses, Net of expense waiver or recapture	0.98	% (f)	0.98%	0.98%	0.98%	0.98%	0.98	% (f)
Net investment income	0.23	% (f)	0.34%	0.20%	0.52%	0.55%	0.16	% (f)
Portfolio turnover rate	3	% (e)	28%	71%	66%	57%	46	% (e)

*	For the period February 1, 2023 to May 31, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

**	Commencement of operations was December 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2023

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended management investment companies.

The Trust acquired the Walthausen Small Cap Value Fund (the “Predecessor Fund”), in a tax-free reorganization as of the close of business on May 12, 2023 (the “Reorganization”) and changed its name to the North Star Small Cap Value Fund. As a series of the Trust, the North Star Small Cap Value Fund is a continuation of the Predecessor fund. The Fund changed its year end to November 30 from January 31.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified
North Star Small Cap Value Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital
North Star Small Cap Value Fund	To seek long-term capital appreciation

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014
North Star Small Cap Value Fund	May 13, 2023

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. The North Star Small Cap Value Fund currently offers Investor Class and Institutional Class shares, both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2023 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$100,175,824	$—	$—	$100,175,824
Preferred Stocks	2,451,300	—	—	2,451,300
Corporate Bonds	—	9,586,244	—	9,586,244
U.S. Government & Agencies	—	989,318	—	989,318
Short-Term Investments	3,297,747	8,392,694	—	11,690,441
Total	$105,924,871	$18,968,256	$—	$124,893,127

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$86,572,621	$97,086	$—	$86,669,707
Short-Term Investment	6,601,029	—	—	6,601,029
Total	$93,173,650	$97,086	$—	$93,270,736

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$67,759,247	$—	$—	$67,759,247
Short-Term Investment	11,203,350	—	—	11,203,350
Total	$78,962,597	$—	$—	$78,962,597

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,462,977	$—	$—	$2,462,977
Convertible Bonds	—	1,835,435	—	1,835,435
Corporate Bonds	—	17,144,684	—	17,144,684
Short-Term Investments	1,600,909	4,508,405	—	6,109,314
Total	$4,063,886	$23,488,524	$—	$27,552,410

North Star Small Cap Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$37,678,855	$—	$—	$37,678,855
Short-Term Investment	1,147,807	—	—	1,147,807
Total	$38,826,662	$—	$—	$38,826,662

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determied and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2020 to November 30, 2022 or expected to be taken in the Fund’s November 30, 2023 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually
North Star Small Cap Value Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Dividend Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%
North Star Small Cap Value Fund	1.00%

For the period ended May 31, 2023, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$643,412
North Star Micro Cap Fund	476,980
North Star Dividend Fund	423,494
North Star Bond Fund	115,620
North Star Small Cap Value Fund	144,367

The Adviser has contractually agreed, at least until March 31, 2024 for North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond Funds, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. For the six months ended May 31, 2023, the Adviser waived fees in the amount of $33,232 for the Opportunity Fund.

The Adviser has agreed contractually, at least until May 31, 2025 for North Star Small Cap Value Fund to waive its management fee and to reimburse operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) such that net annual fund operating expenses of the Fund do not exceed 0.98% and 1.21% of the North Star Small Cap Value Fund’s average net assets for Institutional Class and Investor Class shares. For the period ended May 31, 2023, the Adviser waived fees in the amount of $110,392 for the Small Cap Value Fund.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed their respective expense limitation. If Fund Operating Expenses subsequently exceed 1.55% and 1.30% of the North Star Opportunity Fund’s Class A and Class I shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares, 1.79% of the North Star Bond Fund’s Class I shares and 0.98% and 1.21% of the North Star Small Cap Value Fund’s average daily net assets for Investor Class and Institutional Class shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Adviser may recapture expenses only if the expenses are below the expense limitation at the time of the waiver, for North Star Opportunity Fund. The Board may terminate this expense reimbursement arrangement at any time. For the fiscal year ended November 30, 2022, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2022 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$32,002	2023
	$70,810	2025

Despite the contractual terms, the Adviser has determined and represented to the North Star Small Cap Value Fund that it will not seek to recoup any waived fees or expenses reimbursed pursuant to the Waiver Agreement prior to February 1, 2023.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund and the North Star Small Cap Value Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds are permitted to pay 0.25% per year of the average daily net assets of Class A shares and Investor Class shares for such distribution and shareholder service activities. For the period ended May 31, 2023, the North Star Opportunity Fund Class A shares incurred $22,101 in distribution fees and the North Star Small Cap Value Investor Class shares incurred $4,588 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months ended May 31, 2023, the Distributor received $1,907 in underwriting commissions, of which $167 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2023 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$13,306,379	$14,047,884
North Star Micro Cap Fund	9,660,181	7,756,829
North Star Dividend Fund	8,859,820	9,539,540
North Star Bond Fund	4,882,476	7,293,664
North Star Small Cap Value Fund	1,087,344	3,313,032

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2023, NFS LLC held approximately 67.1% of the voting securities the North Star Opportunity Fund, 69.3% of the North Star Micro Cap Fund, 76.9% of the North Star Dividend Fund, 80.5% of the North Star Bond Fund and 51.8% of the North Star Small Cap Value Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2023 the North Star Opportunity Fund had $274 and $3,895 in redemption fees for Class A and Class I, respectively. The North Star Micro Cap Fund had $0 in redemption fees, the North Star Dividend Fund had $240 in redemption fees and the North Star Bond Fund had $0 in redemption fees. Effective June 1, 2021, the North Star Small Cap Value Fund eliminated the redemption fee.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund at May 31, 2023, are noted in the Fund’s Schedule of Investments. Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund

Net Change in
				Dividends		Unrealized
	Fair Value			Credited to	Realized	Appreciation	Fair Value
Description	11/30/2022	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	5/31/2023
Truett-Hurst, Inc. - Class A	$105,998	$—	$—	$—	$—	$(8,912)	$97,086

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2023, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$87,984,850	$39,276,007	$(2,367,730)	$36,908,277
North Star Micro Cap Fund	75,495,358	28,953,450	(11,178,072)	17,775,378
North Star Dividend Fund	71,193,460	12,545,037	(4,775,900)	7,769,137
North Star Bond Fund	28,986,184	81,701	(1,515,475)	(1,433,774)
North Star Small Cap Value Fund	29,570,517	10,566,487	(1,310,342)	9,256,145

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

	For the period ended November 30, 2022			For the period ended November 30, 2021
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
North Star Opportunity Fund	$563,337	$4,128,956	$4,692,293	$343,830	$36,054	$379,884
North Star Micro Cap Fund	319,631	3,789,766	4,109,397	—	7,346	7,346
North Star Dividend Fund	1,462,632	1,859,803	3,322,435	1,400,205	—	1,400,205
North Star Bond Fund	716,355	—	716,355	849,571	—	849,571

As of November 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$386,067	$4,436,778	$(20,439)	$—	$(52,957)	$45,835,349	$50,584,798
North Star Micro Cap Fund	172,645	—	(27,329)	(438,972)	231,679	20,586,039	20,524,062
North Star Dividend Fund	528,584	3,060,558	—	—	142,022	17,013,866	20,745,030
North Star Bond Fund	9,725	—	—	(1,969,714)	8,598	(1,795,834)	(3,747,225)

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for real estate investment trusts, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(18) and $2 for the North Start Opportunity Fund and Norths Star Dividend Fund, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
North Star Opportunity Fund	$20,439
North Star Micro Cap Fund	27,329

At November 30, 2022, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Micro Cap Fund	$389,365	$49,607	$438,972	$—
North Star Bond Fund	869,000	1,100,714	1,969,714	—

Permanent book and tax differences, primarily attributable to net operating losses, non-deductible expenses, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships and adjustments for prior year tax returns, resulted in reclassification for the following Funds for the year ended November 30, 2022, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$273,796	$(273,796)
North Star Micro Cap Fund	174,431	(174,431)
North Star Dividend Fund	(350,058)	350,058
North Star Bond Fund	—	—

The tax character of distributions for the North Star Small Cap Value Fund’s Investor Class was as follows:

	Fiscal Year Ended January	Fiscal Year Ended January
	31, 2023	31, 2022
Ordinary Income	$2,550,244	$8,914,016
Long-Term Capital Gain	4,115,595	12,189,037
Total	$6,665,839	$21,103,053

The tax character of distributions for the North Star Small Cap Value Fund’s Institutional Class was as follows:

	Fiscal Year Ended January	Fiscal Year Ended January
	31, 2023	31, 2022
Ordinary Income	$794,947	$5,948,141
Long-Term Capital Gain	1,182,606	37,814
Total	$1,977,553	$5,985,955

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

As of January 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis for the North Star Small Cap Value Fund were as follows:

Undistributed Ordinary Income	$75,442
Undistributed Long-Term Capital Gains	2,494,390
Unrealized Appreciation on Investments - Net	15,339,939
$17,909,771

The differences between book basis and tax basis unrealized appreciation for the North Star Small Cap Value Fund were primarily attributable to the tax deferral of wash sales.

For the fiscal year ended January 31, 2023, the following adjustments were recorded and primarily related to the use of equalization for tax purposes for the North Star Small Cap Value Fund.

Paid In Capital	$6,459,579
Total Distributable Earnings	$(6,459,579)

10.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2023

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2022	5/31/2023	12/1/2022 – 5/31/2023*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$965.10	$6.37	1.30%
Class A	$1,000.00	$963.90	$7.59	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$1,000.10	$6.83	1.37%
North Star Dividend Fund
Class I	$1,000.00	$912.10	$6.91	1.45%
North Star Bond Fund
Class I	$1,000.00	$1,010.70	$8.32	1.66%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2023

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	2/1/2023	5/31/2023	2/1/2023 – 5/31/2023*	Expense Ratio
North Star Small Cap Value Fund
Institutional Class	$1,000.00	$907.40	$3.07	0.98%
Investor Class	$1,000.00	$906.80	$3.79	1.21%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (120) divided by the number of days in the fiscal year (365).

Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2022	5/31/2023	12/1/2022 – 5/31/2023*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,018.45	$6.54	1.30%
Class A	$1,000.00	$1,017.20	$7.80	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$1,018.10	$6.89	1.37%
North Star Dividend Fund
Class I	$1,000.00	$1,017.70	$7.29	1.45%
North Star Bond Fund
Class I	$1,000.00	$1,016.65	$8.35	1.66%
North Star Small Cap Value Fund
Institutional Class	$1,000.00	$1,020.04	$4.94	0.98%
Investor Class	$1,000.00	$1,018.90	$6.09	1.21%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
Additional Information (Unaudited)(Continued)
May 31, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on December 22, 2022, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of the North Star Small Cap Value Fund (the “Fund”) and North Star Investment Management Corporation (“North Star”) (the “North Star Advisory Agreement”).

Based on their evaluation of the information provided by North Star, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the North Star Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the approval of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed approval of the North Star Advisory Agreement with respect to North Star Small Cap, including its Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for North Star Small Cap, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of North Star’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that North Star was an experienced investment adviser with seasoned senior management and that the performance of the existing North Star Funds supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services to be provided to North Star Small Cap; whether there were procedures in place to adequately allocate trades among its respective clients; and whether North Star’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with North Star Small Cap’s investment limitations and discussed North Star’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that North Star’s policies and procedures were reasonably designed to

North Star Funds
Additional Information (Unaudited)(Continued)
May 31, 2023

prevent violations of applicable federal securities laws. The Board also noted North Star’s representation that the draft prospectus and statement of additional information for North Star Small Cap provided in the Board Materials accurately describe the investment strategies of North Star Small Cap. The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and its representatives and concluded that North Star was sufficiently well-capitalized in order to meet its obligations to North Star Small Cap. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by North Star to North Star Small Cap appear to be satisfactory.

Performance. Because North Star had only recently taken over as the adviser to Walthausen Small Cap, the Board could not consider its past performance. The Board reviewed and discussed the performance track record of the existing North Star Funds managed by North Star. After further discussion, the Board concluded that the performance of each of the existing North Star Funds was acceptable and that North Star should be able to provide similar performance for North Star Small Cap.

Fees and Expenses. As to the costs of the services provided by North Star, the Board reviewed and discussed North Star Small Cap’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Report. The Board noted that the advisory fee, which was above the Morningstar category median and peer group median although not the highest.in its respective peer group or Morningstar category, was not unreasonable. The Board then reviewed the contractual arrangements for North Star Small Cap, which stated that North Star had agreed to waive or limit its advisory fee and/or reimburse expenses at least until May 31, 2025, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.21% and 0.98% for Investor Class and Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders. The Board concluded that based on North Star’s experience, expertise and services to be provided, the advisory fee charged by North Star for North Star Small Cap, although at or near the high end of its peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect North Star Small Cap based on profitability reports and analyses provided by North Star with respect to North Star Small Cap. The Board also reviewed the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that the anticipated profit from North Star’s relationship with North Star Small Cap was not excessive.

Economies of Scale. As to the extent to which North Star Small Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of North Star Small Cap and North Star’s expectations for growth, and concluded that additional material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are not unreasonable; (b) the advisory fee is not unreasonable; and (c) the North Star Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the approval of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the North Star Advisory Agreement was in the best interest of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

North Star Funds
Additional Information (Unaudited)(Continued)
May 31, 2023

SHAREHOLDER MEETING

The Board of Trustees of Walthausen Funds (the “Trust”) held a Special Meeting of the Shareholders of the Walthausen Small Cap Value Fund, on May 10, 2023, for the purpose of approving an Agreement and Plan of Reorganization, under which the Walthausen Small Cap Value Fund will be reorganized as the North Star Small Cap Value Fund, a newly created series of Northern Lights Fund Trust II and a new Investment Advisory Agreement between North Star Investment Management Corp. and Walthausen Funds, on behalf of the Walthausen Small Cap Value Fund.

At the close of business February 21, 2023, the record date for the Special Meeting of Shareholders, there were outstanding 3,020,325 shares of beneficial interest of the Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 51.82% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

For Approval: 1,249,560 shares voted
Against Approval: 56,081 shares voted
Abstained: 259,477 shares voted

With respect to approval of the proposed Investment Advisory Agreement the following votes were cast:

For Approval: 1,248,367 shares voted
Against Approval: 56,744 shares voted
Abstained: 260,007 shares voted

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	NSF-SAR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/31/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/31/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/31/23